Organization and Principal Activities - Schedule of Company and Subsidiaries (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Sagtec Global Limited [Member]
Schedule of Company and Subsidiaries [Line Items]
Date of incorporation	October 31, 2023
Percentage of effective ownership
Place of incorporation	British Virgin Islands
Principal activities	Holding company
Sagtec Group Sdn Bhd [Member]
Schedule of Company and Subsidiaries [Line Items]
Date of incorporation	June 11, 2018
Percentage of effective ownership	9804.00%	9804.00%
Place of incorporation	Malaysia
Principal activities	Food & beverage SAAS
CL Technologies (International) Sdn Bhd [Member]
Schedule of Company and Subsidiaries [Line Items]
Date of incorporation	February 14, 2019
Percentage of effective ownership	9495.00%	9495.00%
Place of incorporation	Malaysia
Principal activities	Food & beverage software & server hosting